Restructuring	12 Months Ended
Feb. 28, 2017
Restructuring and Related Activities [Abstract]
Restructuring
RESTRUCTURING AND INTEGRATION
Resource Alignment Program
During fiscal 2016, the Company commenced the RAP for its device software, hardware and applications business with the objectives of reallocating Company resources to capitalize on growth opportunities, providing the operational ability to better leverage contract research and development services relating to its handheld devices, and reaching sustainable profitability. Other charges and cash costs may occur as programs are implemented or changes are completed.
The following table sets forth the activity in the Company’s RAP liability for fiscal 2017 and fiscal 2016:

	Employee Termination Benefits	Facilities Costs	Manufacturing Costs	Other Charges(1)	Total
Charges incurred	$73	$41	$16	$6	$136
Cash payments made	(61)	(15)	(16)	(6)	(98)
Balance as at February 29, 2016	12	26	—	—	38
Charges incurred	15	16	—	31	62
Cash payments made	(18)	(15)	—	(31)	(64)
Balance as at February 28, 2017	$9	$27	$—	$—	$36

(1) Other charges consist of costs associated with duplicate redundant systems from acquisitions that are being integrated into a single solution, and the effect of foreign exchange.
The RAP charges included employee termination benefits, facilities and manufacturing network simplification costs as well as integration costs related to the transition and alignment of facilities and systems to the Company’s focus on its enterprise software business. Total charges, including non-cash charges incurred in fiscal 2017 and fiscal 2016, were as follows:

	For the year ended
	February 28, 2017	February 29, 2016
Cost of sales	$25	$44
Research and development	4	47
Selling, marketing and administration	235	253
Total RAP charges	$264	$344

As discussed in Note 6, the Company completes reviews of the individual patents, both organically generated and acquired, comprising its patent portfolio. As a result of this review, the Company ceased enforcement and abandoned legal right and title to a number of patents. As part of the RAP, the Company classified certain of the charges associated with the selective abandonment of certain patents as restructuring activities, incurring a RAP charge of approximately $4 million for fiscal 2017 (fiscal 2016 - $136 million). The abandonment charges are included in the loss on sale, disposal and abandonment of long-lived assets line of the Company’s consolidated statements of operations and included in the total RAP charges.
As part of the RAP, the Company decided to sell its data center assets to realize cost savings and efficiencies in the Company. The Company realized a loss on sale of approximately $165 million in fiscal 2017 in relation to the sale of these assets. The loss on sale has been included in the loss on sale, disposal and abandonment of long-lived assets line of the Company’s consolidated statements of operations and included in the total RAP charges.
Cost Optimization and Resource Efficiency Program
In fiscal 2013, the Company commenced the CORE program with the objective of improving the Company’s operations and increasing efficiency. During fiscal 2017, the Company incurred approximately $7 million in total pre-tax recoveries related to the CORE program, related to facilities and foreign exchange costs (fiscal 2016 and fiscal 2015 - charges of $11 million and $322 million, respectively). During fiscal 2017, the Company made cash payments of $6 million related to the CORE program, as shown in the table below.
The following table sets forth the activity in the Company’s CORE program liability for fiscal 2017 and fiscal 2016:

	Employee Termination Benefits	Facilities Costs and Foreign Exchange	Manufacturing Costs and Foreign Exchange	Total
Balance as at February 28, 2015	$3	$30	$2	$35
Charges incurred (recovered)	—	12	(2)	10
Cash payments made	(3)	(26)	—	(29)
Balance as at February 29, 2016	—	16	—	16
Charges recovered	—	(7)	—	(7)
Cash payments made	—	(6)	—	(6)
Balance as at February 28, 2017	$—	$3	$—	$3

The CORE program charges (recoveries), including non-cash charges incurred in fiscal 2017, fiscal 2016 and fiscal 2015, were as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Cost of sales	$—	$—	$23
Research and development	—	2	70
Selling, marketing and administration	(7)	9	229
Total CORE program charges (recoveries)	$(7)	$11	$322

The fiscal 2017 CORE program recoveries relate to reconciliation of estimated accruals to actual costs incurred and do not represent charges for any activities during the quarter.
As part of the CORE program, the Company decided to sell certain redundant assets and discontinue certain operations to drive cost savings and efficiencies in the Company, which included divesting the majority of its Canadian commercial real estate portfolio (the “Real Estate Sale”) in fiscal 2015. The Company recorded no losses in fiscal 2017 (no losses in fiscal 2016 and $12 million in fiscal 2015) related to the write-down to fair value less costs to sell of these assets held for sale.
In fiscal 2015, the Company completed the Real Estate Sale, offering properties comprising over three million square feet of space through a combination of sale-leaseback and vacant asset sales. The Company recorded proceeds of approximately $278 million and incurred a net loss on disposal of approximately $66 million on these properties for a total net loss on disposal of $137 million for the Real Estate Sale, the remainder of which was recorded in prior periods when certain of the properties were classified as held for sale and were written down to fair value less costs to sell.
All losses on disposal or on write-down to fair value less costs to sell under the CORE program have been included in the loss on sale, disposal and abandonment of long-lived assets line of the Company’s consolidated statements of operations and included in the total CORE program charges.